Schedule of reconciliation of liabilities arising from financing activities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Balance at January 1, 2025	$ 73,175,343
Cash flows - Proceeds from borrowings	8,865,942
Cash flows - Repayments	(558,206)
Non-cash - Conversion to equity	(69,630,457)
Non-cash - Accrued interest	199,605	$ 1,957,401
Non-cash - FX and other	(163,158)
Balance at December 31, 2025	11,889,069	73,175,343
Shareholders Loans [Member]
Short-Term Debt [Line Items]
Balance at January 1, 2025	50,057,013
Cash flows - Proceeds from borrowings	5,100,708
Non-cash - Conversion to equity	(47,070,333)
Non-cash - Accrued interest	199,605
Non-cash - FX and other	(163,158)
Balance at December 31, 2025	8,123,835	50,057,013
Short Term Borrowings [Member]
Short-Term Debt [Line Items]
Balance at January 1, 2025	558,206
Cash flows - Proceeds from borrowings	3,765,234
Cash flows - Repayments	(558,206)
Non-cash - Conversion to equity
Non-cash - Accrued interest
Non-cash - FX and other
Balance at December 31, 2025	3,765,234	558,206
Convertible Loans [Member]
Short-Term Debt [Line Items]
Balance at January 1, 2025	22,560,124
Cash flows - Proceeds from borrowings
Cash flows - Repayments
Non-cash - Conversion to equity	(22,560,124)
Non-cash - Accrued interest
Non-cash - FX and other
Balance at December 31, 2025		$ 22,560,124